Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest payable	$ 500		$ 500
Debt conversion, number of shares issued (in shares)			20,343,000
Consent Fees | Seahawk and Intelsat
Related Party Transaction [Line Items]
Amounts of transaction			$ 2,500
Former Co-Founders | Legacy BlackSky
Related Party Transaction [Line Items]
Repayments of related party debt		$ 2,500
Interest payment		$ 25
Debt conversion, amount of converted instrument	12,100
Debt conversion, number of shares issued (in shares)			958,082
Director | CACI International Inc.
Related Party Transaction [Line Items]
Proceeds from related party debt			$ 300	$ 1,400
Due from related parties	$ 0		$ 0	$ 0